Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PACIFIC LIFE FUNDS
Prospectus Date	rr_ProspectusDate	Dec. 28, 2012
Supplement [Text Block]	plf6_SupplementTextBlock

SUPPLEMENT DATED DECEMBER 28, 2012

TO THE PROSPECTUS FOR PACIFIC LIFE FUNDS CLASS P SHARES

DATED DECEMBER 19, 2012 FOR THE PL FLOATING RATE INCOME FUND

AND JULY 1, 2012 FOR ALL OTHER FUNDS

This supplement revises the Pacific Life Funds Class P Shares prospectus dated December 19, 2012 for the PL Floating Rate Income Fund and July 1, 2012 for all other funds, as supplemented December 19, 2012 (Prospectus), and must be preceded or accompanied by the Prospectus. The changes within this supplement are effective as of the date of the supplement. Remember to review the Prospectus for other important information.

Disclosure Changes to the Fund Summaries section

The existing Redemption Risk is deleted from the Principal risks subsections and replaced with the risk information below for the following funds: PL Managed Bond Fund, PL Short Duration Bond Fund, PL Comstock Fund, PL Growth LT Fund, PL Large-Cap Growth Fund, PL Large-Cap Value Fund, PL Main Street® Core Fund, PL Mid-Cap Equity Fund, PL Mid-Cap Growth Fund, PL Small-Cap Growth Fund, PL Small-Cap Value Fund, PL Emerging Markets Fund, PL International Large-Cap Fund and PL International Value Fund:

Redemption Risk: Because the fund may serve as an Underlying Fund of a “fund of funds” of Pacific Life Funds (such as the PL Portfolio Optimization Funds) and thus a significant percentage of its outstanding shares may be held by the fund of funds, a change in asset allocation by a fund of funds could result in large redemptions out of the fund, causing potential increases in expenses to the fund and sale of securities in a short timeframe, both of which could negatively impact performance.

PL MANAGED BOND FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	plf6_SupplementTextBlock

SUPPLEMENT DATED DECEMBER 28, 2012

TO THE PROSPECTUS FOR PACIFIC LIFE FUNDS CLASS P SHARES

DATED DECEMBER 19, 2012 FOR THE PL FLOATING RATE INCOME FUND

AND JULY 1, 2012 FOR ALL OTHER FUNDS

This supplement revises the Pacific Life Funds Class P Shares prospectus dated December 19, 2012 for the PL Floating Rate Income Fund and July 1, 2012 for all other funds, as supplemented December 19, 2012 (Prospectus), and must be preceded or accompanied by the Prospectus. The changes within this supplement are effective as of the date of the supplement. Remember to review the Prospectus for other important information.

Disclosure Changes to the Fund Summaries section

The existing Redemption Risk is deleted from the Principal risks subsections and replaced with the risk information below for the following funds: PL Managed Bond Fund, PL Short Duration Bond Fund, PL Comstock Fund, PL Growth LT Fund, PL Large-Cap Growth Fund, PL Large-Cap Value Fund, PL Main Street® Core Fund, PL Mid-Cap Equity Fund, PL Mid-Cap Growth Fund, PL Small-Cap Growth Fund, PL Small-Cap Value Fund, PL Emerging Markets Fund, PL International Large-Cap Fund and PL International Value Fund:

Redemption Risk: Because the fund may serve as an Underlying Fund of a “fund of funds” of Pacific Life Funds (such as the PL Portfolio Optimization Funds) and thus a significant percentage of its outstanding shares may be held by the fund of funds, a change in asset allocation by a fund of funds could result in large redemptions out of the fund, causing potential increases in expenses to the fund and sale of securities in a short timeframe, both of which could negatively impact performance.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Redemption Risk: Because the fund may serve as an Underlying Fund of a “fund of funds” of Pacific Life Funds (such as the PL Portfolio Optimization Funds) and thus a significant percentage of its outstanding shares may be held by the fund of funds, a change in asset allocation by a fund of funds could result in large redemptions out of the fund, causing potential increases in expenses to the fund and sale of securities in a short timeframe, both of which could negatively impact performance.
PL SHORT DURATION BOND FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	plf6_SupplementTextBlock

SUPPLEMENT DATED DECEMBER 28, 2012

TO THE PROSPECTUS FOR PACIFIC LIFE FUNDS CLASS P SHARES

DATED DECEMBER 19, 2012 FOR THE PL FLOATING RATE INCOME FUND

AND JULY 1, 2012 FOR ALL OTHER FUNDS

This supplement revises the Pacific Life Funds Class P Shares prospectus dated December 19, 2012 for the PL Floating Rate Income Fund and July 1, 2012 for all other funds, as supplemented December 19, 2012 (Prospectus), and must be preceded or accompanied by the Prospectus. The changes within this supplement are effective as of the date of the supplement. Remember to review the Prospectus for other important information.

Disclosure Changes to the Fund Summaries section

The existing Redemption Risk is deleted from the Principal risks subsections and replaced with the risk information below for the following funds: PL Managed Bond Fund, PL Short Duration Bond Fund, PL Comstock Fund, PL Growth LT Fund, PL Large-Cap Growth Fund, PL Large-Cap Value Fund, PL Main Street® Core Fund, PL Mid-Cap Equity Fund, PL Mid-Cap Growth Fund, PL Small-Cap Growth Fund, PL Small-Cap Value Fund, PL Emerging Markets Fund, PL International Large-Cap Fund and PL International Value Fund:

Redemption Risk: Because the fund may serve as an Underlying Fund of a “fund of funds” of Pacific Life Funds (such as the PL Portfolio Optimization Funds) and thus a significant percentage of its outstanding shares may be held by the fund of funds, a change in asset allocation by a fund of funds could result in large redemptions out of the fund, causing potential increases in expenses to the fund and sale of securities in a short timeframe, both of which could negatively impact performance.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Redemption Risk: Because the fund may serve as an Underlying Fund of a “fund of funds” of Pacific Life Funds (such as the PL Portfolio Optimization Funds) and thus a significant percentage of its outstanding shares may be held by the fund of funds, a change in asset allocation by a fund of funds could result in large redemptions out of the fund, causing potential increases in expenses to the fund and sale of securities in a short timeframe, both of which could negatively impact performance.
PL COMSTOCK FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	plf6_SupplementTextBlock

SUPPLEMENT DATED DECEMBER 28, 2012

TO THE PROSPECTUS FOR PACIFIC LIFE FUNDS CLASS P SHARES

DATED DECEMBER 19, 2012 FOR THE PL FLOATING RATE INCOME FUND

AND JULY 1, 2012 FOR ALL OTHER FUNDS

This supplement revises the Pacific Life Funds Class P Shares prospectus dated December 19, 2012 for the PL Floating Rate Income Fund and July 1, 2012 for all other funds, as supplemented December 19, 2012 (Prospectus), and must be preceded or accompanied by the Prospectus. The changes within this supplement are effective as of the date of the supplement. Remember to review the Prospectus for other important information.

Disclosure Changes to the Fund Summaries section

The existing Redemption Risk is deleted from the Principal risks subsections and replaced with the risk information below for the following funds: PL Managed Bond Fund, PL Short Duration Bond Fund, PL Comstock Fund, PL Growth LT Fund, PL Large-Cap Growth Fund, PL Large-Cap Value Fund, PL Main Street® Core Fund, PL Mid-Cap Equity Fund, PL Mid-Cap Growth Fund, PL Small-Cap Growth Fund, PL Small-Cap Value Fund, PL Emerging Markets Fund, PL International Large-Cap Fund and PL International Value Fund:

Redemption Risk: Because the fund may serve as an Underlying Fund of a “fund of funds” of Pacific Life Funds (such as the PL Portfolio Optimization Funds) and thus a significant percentage of its outstanding shares may be held by the fund of funds, a change in asset allocation by a fund of funds could result in large redemptions out of the fund, causing potential increases in expenses to the fund and sale of securities in a short timeframe, both of which could negatively impact performance.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Redemption Risk: Because the fund may serve as an Underlying Fund of a “fund of funds” of Pacific Life Funds (such as the PL Portfolio Optimization Funds) and thus a significant percentage of its outstanding shares may be held by the fund of funds, a change in asset allocation by a fund of funds could result in large redemptions out of the fund, causing potential increases in expenses to the fund and sale of securities in a short timeframe, both of which could negatively impact performance.
PL GROWTH LT FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	plf6_SupplementTextBlock

SUPPLEMENT DATED DECEMBER 28, 2012

TO THE PROSPECTUS FOR PACIFIC LIFE FUNDS CLASS P SHARES

DATED DECEMBER 19, 2012 FOR THE PL FLOATING RATE INCOME FUND

AND JULY 1, 2012 FOR ALL OTHER FUNDS

This supplement revises the Pacific Life Funds Class P Shares prospectus dated December 19, 2012 for the PL Floating Rate Income Fund and July 1, 2012 for all other funds, as supplemented December 19, 2012 (Prospectus), and must be preceded or accompanied by the Prospectus. The changes within this supplement are effective as of the date of the supplement. Remember to review the Prospectus for other important information.

Disclosure Changes to the Fund Summaries section

The existing Redemption Risk is deleted from the Principal risks subsections and replaced with the risk information below for the following funds: PL Managed Bond Fund, PL Short Duration Bond Fund, PL Comstock Fund, PL Growth LT Fund, PL Large-Cap Growth Fund, PL Large-Cap Value Fund, PL Main Street® Core Fund, PL Mid-Cap Equity Fund, PL Mid-Cap Growth Fund, PL Small-Cap Growth Fund, PL Small-Cap Value Fund, PL Emerging Markets Fund, PL International Large-Cap Fund and PL International Value Fund:

Redemption Risk: Because the fund may serve as an Underlying Fund of a “fund of funds” of Pacific Life Funds (such as the PL Portfolio Optimization Funds) and thus a significant percentage of its outstanding shares may be held by the fund of funds, a change in asset allocation by a fund of funds could result in large redemptions out of the fund, causing potential increases in expenses to the fund and sale of securities in a short timeframe, both of which could negatively impact performance.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Redemption Risk: Because the fund may serve as an Underlying Fund of a “fund of funds” of Pacific Life Funds (such as the PL Portfolio Optimization Funds) and thus a significant percentage of its outstanding shares may be held by the fund of funds, a change in asset allocation by a fund of funds could result in large redemptions out of the fund, causing potential increases in expenses to the fund and sale of securities in a short timeframe, both of which could negatively impact performance.
PL LARGE-CAP GROWTH FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	plf6_SupplementTextBlock

SUPPLEMENT DATED DECEMBER 28, 2012

TO THE PROSPECTUS FOR PACIFIC LIFE FUNDS CLASS P SHARES

DATED DECEMBER 19, 2012 FOR THE PL FLOATING RATE INCOME FUND

AND JULY 1, 2012 FOR ALL OTHER FUNDS

This supplement revises the Pacific Life Funds Class P Shares prospectus dated December 19, 2012 for the PL Floating Rate Income Fund and July 1, 2012 for all other funds, as supplemented December 19, 2012 (Prospectus), and must be preceded or accompanied by the Prospectus. The changes within this supplement are effective as of the date of the supplement. Remember to review the Prospectus for other important information.

Disclosure Changes to the Fund Summaries section

The existing Redemption Risk is deleted from the Principal risks subsections and replaced with the risk information below for the following funds: PL Managed Bond Fund, PL Short Duration Bond Fund, PL Comstock Fund, PL Growth LT Fund, PL Large-Cap Growth Fund, PL Large-Cap Value Fund, PL Main Street® Core Fund, PL Mid-Cap Equity Fund, PL Mid-Cap Growth Fund, PL Small-Cap Growth Fund, PL Small-Cap Value Fund, PL Emerging Markets Fund, PL International Large-Cap Fund and PL International Value Fund:

Redemption Risk: Because the fund may serve as an Underlying Fund of a “fund of funds” of Pacific Life Funds (such as the PL Portfolio Optimization Funds) and thus a significant percentage of its outstanding shares may be held by the fund of funds, a change in asset allocation by a fund of funds could result in large redemptions out of the fund, causing potential increases in expenses to the fund and sale of securities in a short timeframe, both of which could negatively impact performance.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Redemption Risk: Because the fund may serve as an Underlying Fund of a “fund of funds” of Pacific Life Funds (such as the PL Portfolio Optimization Funds) and thus a significant percentage of its outstanding shares may be held by the fund of funds, a change in asset allocation by a fund of funds could result in large redemptions out of the fund, causing potential increases in expenses to the fund and sale of securities in a short timeframe, both of which could negatively impact performance.
PL LARGE-CAP VALUE FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	plf6_SupplementTextBlock

SUPPLEMENT DATED DECEMBER 28, 2012

TO THE PROSPECTUS FOR PACIFIC LIFE FUNDS CLASS P SHARES

DATED DECEMBER 19, 2012 FOR THE PL FLOATING RATE INCOME FUND

AND JULY 1, 2012 FOR ALL OTHER FUNDS

This supplement revises the Pacific Life Funds Class P Shares prospectus dated December 19, 2012 for the PL Floating Rate Income Fund and July 1, 2012 for all other funds, as supplemented December 19, 2012 (Prospectus), and must be preceded or accompanied by the Prospectus. The changes within this supplement are effective as of the date of the supplement. Remember to review the Prospectus for other important information.

Disclosure Changes to the Fund Summaries section

The existing Redemption Risk is deleted from the Principal risks subsections and replaced with the risk information below for the following funds: PL Managed Bond Fund, PL Short Duration Bond Fund, PL Comstock Fund, PL Growth LT Fund, PL Large-Cap Growth Fund, PL Large-Cap Value Fund, PL Main Street® Core Fund, PL Mid-Cap Equity Fund, PL Mid-Cap Growth Fund, PL Small-Cap Growth Fund, PL Small-Cap Value Fund, PL Emerging Markets Fund, PL International Large-Cap Fund and PL International Value Fund:

Redemption Risk: Because the fund may serve as an Underlying Fund of a “fund of funds” of Pacific Life Funds (such as the PL Portfolio Optimization Funds) and thus a significant percentage of its outstanding shares may be held by the fund of funds, a change in asset allocation by a fund of funds could result in large redemptions out of the fund, causing potential increases in expenses to the fund and sale of securities in a short timeframe, both of which could negatively impact performance.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Redemption Risk: Because the fund may serve as an Underlying Fund of a “fund of funds” of Pacific Life Funds (such as the PL Portfolio Optimization Funds) and thus a significant percentage of its outstanding shares may be held by the fund of funds, a change in asset allocation by a fund of funds could result in large redemptions out of the fund, causing potential increases in expenses to the fund and sale of securities in a short timeframe, both of which could negatively impact performance.
PL MAIN STREET CORE FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	plf6_SupplementTextBlock

SUPPLEMENT DATED DECEMBER 28, 2012

TO THE PROSPECTUS FOR PACIFIC LIFE FUNDS CLASS P SHARES

DATED DECEMBER 19, 2012 FOR THE PL FLOATING RATE INCOME FUND

AND JULY 1, 2012 FOR ALL OTHER FUNDS

This supplement revises the Pacific Life Funds Class P Shares prospectus dated December 19, 2012 for the PL Floating Rate Income Fund and July 1, 2012 for all other funds, as supplemented December 19, 2012 (Prospectus), and must be preceded or accompanied by the Prospectus. The changes within this supplement are effective as of the date of the supplement. Remember to review the Prospectus for other important information.

Disclosure Changes to the Fund Summaries section

The existing Redemption Risk is deleted from the Principal risks subsections and replaced with the risk information below for the following funds: PL Managed Bond Fund, PL Short Duration Bond Fund, PL Comstock Fund, PL Growth LT Fund, PL Large-Cap Growth Fund, PL Large-Cap Value Fund, PL Main Street® Core Fund, PL Mid-Cap Equity Fund, PL Mid-Cap Growth Fund, PL Small-Cap Growth Fund, PL Small-Cap Value Fund, PL Emerging Markets Fund, PL International Large-Cap Fund and PL International Value Fund:

Redemption Risk: Because the fund may serve as an Underlying Fund of a “fund of funds” of Pacific Life Funds (such as the PL Portfolio Optimization Funds) and thus a significant percentage of its outstanding shares may be held by the fund of funds, a change in asset allocation by a fund of funds could result in large redemptions out of the fund, causing potential increases in expenses to the fund and sale of securities in a short timeframe, both of which could negatively impact performance.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Redemption Risk: Because the fund may serve as an Underlying Fund of a “fund of funds” of Pacific Life Funds (such as the PL Portfolio Optimization Funds) and thus a significant percentage of its outstanding shares may be held by the fund of funds, a change in asset allocation by a fund of funds could result in large redemptions out of the fund, causing potential increases in expenses to the fund and sale of securities in a short timeframe, both of which could negatively impact performance.
PL MID-CAP EQUITY FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	plf6_SupplementTextBlock

SUPPLEMENT DATED DECEMBER 28, 2012

TO THE PROSPECTUS FOR PACIFIC LIFE FUNDS CLASS P SHARES

DATED DECEMBER 19, 2012 FOR THE PL FLOATING RATE INCOME FUND

AND JULY 1, 2012 FOR ALL OTHER FUNDS

This supplement revises the Pacific Life Funds Class P Shares prospectus dated December 19, 2012 for the PL Floating Rate Income Fund and July 1, 2012 for all other funds, as supplemented December 19, 2012 (Prospectus), and must be preceded or accompanied by the Prospectus. The changes within this supplement are effective as of the date of the supplement. Remember to review the Prospectus for other important information.

Disclosure Changes to the Fund Summaries section

The existing Redemption Risk is deleted from the Principal risks subsections and replaced with the risk information below for the following funds: PL Managed Bond Fund, PL Short Duration Bond Fund, PL Comstock Fund, PL Growth LT Fund, PL Large-Cap Growth Fund, PL Large-Cap Value Fund, PL Main Street® Core Fund, PL Mid-Cap Equity Fund, PL Mid-Cap Growth Fund, PL Small-Cap Growth Fund, PL Small-Cap Value Fund, PL Emerging Markets Fund, PL International Large-Cap Fund and PL International Value Fund:

Redemption Risk: Because the fund may serve as an Underlying Fund of a “fund of funds” of Pacific Life Funds (such as the PL Portfolio Optimization Funds) and thus a significant percentage of its outstanding shares may be held by the fund of funds, a change in asset allocation by a fund of funds could result in large redemptions out of the fund, causing potential increases in expenses to the fund and sale of securities in a short timeframe, both of which could negatively impact performance.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Redemption Risk: Because the fund may serve as an Underlying Fund of a “fund of funds” of Pacific Life Funds (such as the PL Portfolio Optimization Funds) and thus a significant percentage of its outstanding shares may be held by the fund of funds, a change in asset allocation by a fund of funds could result in large redemptions out of the fund, causing potential increases in expenses to the fund and sale of securities in a short timeframe, both of which could negatively impact performance.
PL MID-CAP GROWTH FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	plf6_SupplementTextBlock

SUPPLEMENT DATED DECEMBER 28, 2012

TO THE PROSPECTUS FOR PACIFIC LIFE FUNDS CLASS P SHARES

DATED DECEMBER 19, 2012 FOR THE PL FLOATING RATE INCOME FUND

AND JULY 1, 2012 FOR ALL OTHER FUNDS

This supplement revises the Pacific Life Funds Class P Shares prospectus dated December 19, 2012 for the PL Floating Rate Income Fund and July 1, 2012 for all other funds, as supplemented December 19, 2012 (Prospectus), and must be preceded or accompanied by the Prospectus. The changes within this supplement are effective as of the date of the supplement. Remember to review the Prospectus for other important information.

Disclosure Changes to the Fund Summaries section

The existing Redemption Risk is deleted from the Principal risks subsections and replaced with the risk information below for the following funds: PL Managed Bond Fund, PL Short Duration Bond Fund, PL Comstock Fund, PL Growth LT Fund, PL Large-Cap Growth Fund, PL Large-Cap Value Fund, PL Main Street® Core Fund, PL Mid-Cap Equity Fund, PL Mid-Cap Growth Fund, PL Small-Cap Growth Fund, PL Small-Cap Value Fund, PL Emerging Markets Fund, PL International Large-Cap Fund and PL International Value Fund:

Redemption Risk: Because the fund may serve as an Underlying Fund of a “fund of funds” of Pacific Life Funds (such as the PL Portfolio Optimization Funds) and thus a significant percentage of its outstanding shares may be held by the fund of funds, a change in asset allocation by a fund of funds could result in large redemptions out of the fund, causing potential increases in expenses to the fund and sale of securities in a short timeframe, both of which could negatively impact performance.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Redemption Risk: Because the fund may serve as an Underlying Fund of a “fund of funds” of Pacific Life Funds (such as the PL Portfolio Optimization Funds) and thus a significant percentage of its outstanding shares may be held by the fund of funds, a change in asset allocation by a fund of funds could result in large redemptions out of the fund, causing potential increases in expenses to the fund and sale of securities in a short timeframe, both of which could negatively impact performance.
PL SMALL-CAP GROWTH FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	plf6_SupplementTextBlock

SUPPLEMENT DATED DECEMBER 28, 2012

TO THE PROSPECTUS FOR PACIFIC LIFE FUNDS CLASS P SHARES

DATED DECEMBER 19, 2012 FOR THE PL FLOATING RATE INCOME FUND

AND JULY 1, 2012 FOR ALL OTHER FUNDS

This supplement revises the Pacific Life Funds Class P Shares prospectus dated December 19, 2012 for the PL Floating Rate Income Fund and July 1, 2012 for all other funds, as supplemented December 19, 2012 (Prospectus), and must be preceded or accompanied by the Prospectus. The changes within this supplement are effective as of the date of the supplement. Remember to review the Prospectus for other important information.

Disclosure Changes to the Fund Summaries section

The existing Redemption Risk is deleted from the Principal risks subsections and replaced with the risk information below for the following funds: PL Managed Bond Fund, PL Short Duration Bond Fund, PL Comstock Fund, PL Growth LT Fund, PL Large-Cap Growth Fund, PL Large-Cap Value Fund, PL Main Street® Core Fund, PL Mid-Cap Equity Fund, PL Mid-Cap Growth Fund, PL Small-Cap Growth Fund, PL Small-Cap Value Fund, PL Emerging Markets Fund, PL International Large-Cap Fund and PL International Value Fund:

Redemption Risk: Because the fund may serve as an Underlying Fund of a “fund of funds” of Pacific Life Funds (such as the PL Portfolio Optimization Funds) and thus a significant percentage of its outstanding shares may be held by the fund of funds, a change in asset allocation by a fund of funds could result in large redemptions out of the fund, causing potential increases in expenses to the fund and sale of securities in a short timeframe, both of which could negatively impact performance.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Redemption Risk: Because the fund may serve as an Underlying Fund of a “fund of funds” of Pacific Life Funds (such as the PL Portfolio Optimization Funds) and thus a significant percentage of its outstanding shares may be held by the fund of funds, a change in asset allocation by a fund of funds could result in large redemptions out of the fund, causing potential increases in expenses to the fund and sale of securities in a short timeframe, both of which could negatively impact performance.
PL Small-Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	plf6_SupplementTextBlock

SUPPLEMENT DATED DECEMBER 28, 2012

TO THE PROSPECTUS FOR PACIFIC LIFE FUNDS CLASS P SHARES

DATED DECEMBER 19, 2012 FOR THE PL FLOATING RATE INCOME FUND

AND JULY 1, 2012 FOR ALL OTHER FUNDS

This supplement revises the Pacific Life Funds Class P Shares prospectus dated December 19, 2012 for the PL Floating Rate Income Fund and July 1, 2012 for all other funds, as supplemented December 19, 2012 (Prospectus), and must be preceded or accompanied by the Prospectus. The changes within this supplement are effective as of the date of the supplement. Remember to review the Prospectus for other important information.

Disclosure Changes to the Fund Summaries section

The existing Redemption Risk is deleted from the Principal risks subsections and replaced with the risk information below for the following funds: PL Managed Bond Fund, PL Short Duration Bond Fund, PL Comstock Fund, PL Growth LT Fund, PL Large-Cap Growth Fund, PL Large-Cap Value Fund, PL Main Street® Core Fund, PL Mid-Cap Equity Fund, PL Mid-Cap Growth Fund, PL Small-Cap Growth Fund, PL Small-Cap Value Fund, PL Emerging Markets Fund, PL International Large-Cap Fund and PL International Value Fund:

Redemption Risk: Because the fund may serve as an Underlying Fund of a “fund of funds” of Pacific Life Funds (such as the PL Portfolio Optimization Funds) and thus a significant percentage of its outstanding shares may be held by the fund of funds, a change in asset allocation by a fund of funds could result in large redemptions out of the fund, causing potential increases in expenses to the fund and sale of securities in a short timeframe, both of which could negatively impact performance.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Redemption Risk: Because the fund may serve as an Underlying Fund of a “fund of funds” of Pacific Life Funds (such as the PL Portfolio Optimization Funds) and thus a significant percentage of its outstanding shares may be held by the fund of funds, a change in asset allocation by a fund of funds could result in large redemptions out of the fund, causing potential increases in expenses to the fund and sale of securities in a short timeframe, both of which could negatively impact performance.
PL EMERGING MARKETS FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	plf6_SupplementTextBlock

SUPPLEMENT DATED DECEMBER 28, 2012

TO THE PROSPECTUS FOR PACIFIC LIFE FUNDS CLASS P SHARES

DATED DECEMBER 19, 2012 FOR THE PL FLOATING RATE INCOME FUND

AND JULY 1, 2012 FOR ALL OTHER FUNDS

This supplement revises the Pacific Life Funds Class P Shares prospectus dated December 19, 2012 for the PL Floating Rate Income Fund and July 1, 2012 for all other funds, as supplemented December 19, 2012 (Prospectus), and must be preceded or accompanied by the Prospectus. The changes within this supplement are effective as of the date of the supplement. Remember to review the Prospectus for other important information.

Disclosure Changes to the Fund Summaries section

The existing Redemption Risk is deleted from the Principal risks subsections and replaced with the risk information below for the following funds: PL Managed Bond Fund, PL Short Duration Bond Fund, PL Comstock Fund, PL Growth LT Fund, PL Large-Cap Growth Fund, PL Large-Cap Value Fund, PL Main Street® Core Fund, PL Mid-Cap Equity Fund, PL Mid-Cap Growth Fund, PL Small-Cap Growth Fund, PL Small-Cap Value Fund, PL Emerging Markets Fund, PL International Large-Cap Fund and PL International Value Fund:

Redemption Risk: Because the fund may serve as an Underlying Fund of a “fund of funds” of Pacific Life Funds (such as the PL Portfolio Optimization Funds) and thus a significant percentage of its outstanding shares may be held by the fund of funds, a change in asset allocation by a fund of funds could result in large redemptions out of the fund, causing potential increases in expenses to the fund and sale of securities in a short timeframe, both of which could negatively impact performance.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Redemption Risk: Because the fund may serve as an Underlying Fund of a “fund of funds” of Pacific Life Funds (such as the PL Portfolio Optimization Funds) and thus a significant percentage of its outstanding shares may be held by the fund of funds, a change in asset allocation by a fund of funds could result in large redemptions out of the fund, causing potential increases in expenses to the fund and sale of securities in a short timeframe, both of which could negatively impact performance.
PL INTERNATIONAL LARGE-CAP FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	plf6_SupplementTextBlock

SUPPLEMENT DATED DECEMBER 28, 2012

TO THE PROSPECTUS FOR PACIFIC LIFE FUNDS CLASS P SHARES

DATED DECEMBER 19, 2012 FOR THE PL FLOATING RATE INCOME FUND

AND JULY 1, 2012 FOR ALL OTHER FUNDS

This supplement revises the Pacific Life Funds Class P Shares prospectus dated December 19, 2012 for the PL Floating Rate Income Fund and July 1, 2012 for all other funds, as supplemented December 19, 2012 (Prospectus), and must be preceded or accompanied by the Prospectus. The changes within this supplement are effective as of the date of the supplement. Remember to review the Prospectus for other important information.

Disclosure Changes to the Fund Summaries section

The existing Redemption Risk is deleted from the Principal risks subsections and replaced with the risk information below for the following funds: PL Managed Bond Fund, PL Short Duration Bond Fund, PL Comstock Fund, PL Growth LT Fund, PL Large-Cap Growth Fund, PL Large-Cap Value Fund, PL Main Street® Core Fund, PL Mid-Cap Equity Fund, PL Mid-Cap Growth Fund, PL Small-Cap Growth Fund, PL Small-Cap Value Fund, PL Emerging Markets Fund, PL International Large-Cap Fund and PL International Value Fund:

Redemption Risk: Because the fund may serve as an Underlying Fund of a “fund of funds” of Pacific Life Funds (such as the PL Portfolio Optimization Funds) and thus a significant percentage of its outstanding shares may be held by the fund of funds, a change in asset allocation by a fund of funds could result in large redemptions out of the fund, causing potential increases in expenses to the fund and sale of securities in a short timeframe, both of which could negatively impact performance.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Redemption Risk: Because the fund may serve as an Underlying Fund of a “fund of funds” of Pacific Life Funds (such as the PL Portfolio Optimization Funds) and thus a significant percentage of its outstanding shares may be held by the fund of funds, a change in asset allocation by a fund of funds could result in large redemptions out of the fund, causing potential increases in expenses to the fund and sale of securities in a short timeframe, both of which could negatively impact performance.
PL INTERNATIONAL VALUE FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	plf6_SupplementTextBlock

SUPPLEMENT DATED DECEMBER 28, 2012

TO THE PROSPECTUS FOR PACIFIC LIFE FUNDS CLASS P SHARES

DATED DECEMBER 19, 2012 FOR THE PL FLOATING RATE INCOME FUND

AND JULY 1, 2012 FOR ALL OTHER FUNDS

This supplement revises the Pacific Life Funds Class P Shares prospectus dated December 19, 2012 for the PL Floating Rate Income Fund and July 1, 2012 for all other funds, as supplemented December 19, 2012 (Prospectus), and must be preceded or accompanied by the Prospectus. The changes within this supplement are effective as of the date of the supplement. Remember to review the Prospectus for other important information.

Disclosure Changes to the Fund Summaries section

The existing Redemption Risk is deleted from the Principal risks subsections and replaced with the risk information below for the following funds: PL Managed Bond Fund, PL Short Duration Bond Fund, PL Comstock Fund, PL Growth LT Fund, PL Large-Cap Growth Fund, PL Large-Cap Value Fund, PL Main Street® Core Fund, PL Mid-Cap Equity Fund, PL Mid-Cap Growth Fund, PL Small-Cap Growth Fund, PL Small-Cap Value Fund, PL Emerging Markets Fund, PL International Large-Cap Fund and PL International Value Fund:

Redemption Risk: Because the fund may serve as an Underlying Fund of a “fund of funds” of Pacific Life Funds (such as the PL Portfolio Optimization Funds) and thus a significant percentage of its outstanding shares may be held by the fund of funds, a change in asset allocation by a fund of funds could result in large redemptions out of the fund, causing potential increases in expenses to the fund and sale of securities in a short timeframe, both of which could negatively impact performance.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Redemption Risk: Because the fund may serve as an Underlying Fund of a “fund of funds” of Pacific Life Funds (such as the PL Portfolio Optimization Funds) and thus a significant percentage of its outstanding shares may be held by the fund of funds, a change in asset allocation by a fund of funds could result in large redemptions out of the fund, causing potential increases in expenses to the fund and sale of securities in a short timeframe, both of which could negatively impact performance.